Issued Capital - Summary of Options Issued (Details)					12 Months Ended
	Feb. 21, 2023 shares $ / shares	Jul. 08, 2022 shares $ / shares	Dec. 22, 2021 shares $ / shares	Nov. 20, 2020 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting date					five years
Number | shares	8,333,333	7,700,000	47,786,607		117,211,315	79,056,617	20,985,450	6,364,550
Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				$ 0.1687
Number | shares	27,067,015		13,430,160
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23	8-Jul-22	2-Dec-21	20-Nov-20
Vesting date	30-Jun-24	8-Jul-23	30-Sep-21	20-Oct-21
Expiry date	30-Jun-29	8-Jul-28	30-Sep-26
Exercise price	$ 0.052	$ 0.0543	$ 0.2014	$ 0.1687
Number | shares	5,000,000	1,925,000	2,986,663	100,000
Fair value at date of issue	$ 0.0053	$ 0.041	$ 0.074	$ 0.089
Tranche 1 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Dec-23		31-Mar-22
Expiry date	16-Dec-28		31-Mar-27
Exercise price	$ 0.0321		$ 0.09645
Number | shares	6,766,754		839,385
Fair value at date of issue	$ 0.017		$ 0.09
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23	8-Jul-22	2-Dec-21	20-Nov-20
Vesting date	23-Feb-23	31-Oct-23	31-Dec-21	20-Oct-22
Expiry date	23-Feb-28	31-Oct-28	31-Dec-26
Exercise price	$ 0.052	$ 0.0543	$ 0.2014	$ 0.1687
Number | shares	1,666,666	481,251	2,986,663	100,000
Fair value at date of issue	$ 0.014	$ 0.042	$ 0.076	$ 0.095
Tranche 2 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Mar-24		30-Jun-22
Expiry date	16-Mar-29		30-Jun-27
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,688		839,385
Fair value at date of issue	$ 0.017		$ 0.091
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23	8-Jul-22	2-Dec-21	20-Nov-20
Vesting date	30-Sep-23	31-Jan-24	31-Mar-22	20-Oct-23
Expiry date	30-Sep-28	31-Jan-29	31-Mar-27
Exercise price	$ 0.052	$ 0.0543	$ 0.2014	$ 0.1687
Number | shares	1,666,667	481,251	2,986,663	100,000
Fair value at date of issue	$ 0.015	$ 0.043	$ 0.078	$ 0.099
Tranche 3 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Jun-24		30-Sep-22
Expiry date	16-Jun-29		30-Sep-27
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,689		839,385
Fair value at date of issue	$ 0.018		$ 0.092
Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21	20-Nov-20
Vesting date		30-Apr-24	30-Jun-22	20-Oct-24
Expiry date		30-Apr-29	30-Jun-27
Exercise price		$ 0.0543	$ 0.2014	$ 0.1687
Number | shares		481,251	2,986,663	100,000
Fair value at date of issue		$ 0.043	$ 0.079	$ 0.103
Tranche 4 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Sep-24		31-Dec-22
Expiry date	16-Sep-29		31-Dec-27
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,688		839,385
Fair value at date of issue	$ 0.018		$ 0.094
Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21	20-Nov-20
Vesting date		31-Jul-24	30-Sep-22	20-Oct-25
Expiry date		31-Jul-29	30-Sep-27
Exercise price		$ 0.0543	$ 0.2014	$ 0.1687
Number | shares		481,251	2,986,663	100,000
Fair value at date of issue		$ 0.044	$ 0.081	$ 0.107
Tranche 5 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Dec-24		31-Mar-23
Expiry date	16-Dec-29		31-Mar-28
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,689		839,385
Fair value at date of issue	$ 0.018		$ 0.095
Tranche 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21
Vesting date		31-Oct-24	31-Dec-22
Expiry date		31-Oct-29	31-Dec-27
Exercise price		$ 0.0543	$ 0.2014		$ 0.3481
Number | shares		481,251	2,986,663		10,000
Fair value at date of issue		$ 0.044	$ 0.082		$ 0.2513
Tranche 6 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Mar-25		30-Jun-23
Expiry date	16-Mar-30		30-Jun-28
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,688		839,385
Fair value at date of issue	$ 0.019		$ 0.096
Tranche 7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21
Vesting date		31-Jan-25	31-Mar-23
Expiry date		31-Jan-30	31-Mar-28
Exercise price		$ 0.0543	$ 0.2014		$ 0.3481
Number | shares		481,251	2,986,663		5,000
Fair value at date of issue		$ 0.045	$ 0.084		$ 0.2513
Tranche 7 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Jun-25		30-Sep-23
Expiry date	16-Jun-30		30-Sep-28
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,689		839,385
Fair value at date of issue	$ 0.019		$ 0.097
Tranche 8
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21
Vesting date		30-Apr-25	30-Jun-23
Expiry date		30-Apr-30	30-Jun-28
Exercise price		$ 0.0543	$ 0.2014		$ 0.4136
Number | shares		481,251	2,986,663		10,000
Fair value at date of issue		$ 0.045	$ 0.085		$ 0.3062
Tranche 8 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Sep-25		31-Dec-23
Expiry date	16-Sep-30		31-Dec-28
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,688		839,385
Fair value at date of issue	$ 0.019		$ 0.098
Tranche 9
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21
Vesting date		31-Jul-25	30-Sep-23
Expiry date		31-Jul-30	30-Sep-28
Exercise price		$ 0.0543	$ 0.2014		$ 0.4311
Number | shares		481,251	2,986,663		5,000
Fair value at date of issue		$ 0.046	$ 0.086		$ 0.3376
Tranche 9 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Dec-25		31-Mar-24
Expiry date	16-Dec-30		31-Mar-29
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,689		839,385
Fair value at date of issue	$ 0.019		$ 0.098
Tranche 10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21
Vesting date		31-Oct-25	31-Dec-23
Expiry date		31-Oct-30	31-Dec-28
Exercise price		$ 0.0543	$ 0.2014		$ 0.575
Number | shares		481,251	2,986,663		15,000
Fair value at date of issue		$ 0.046	$ 0.088		$ 0.5415
Tranche 10 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Mar-26		30-Jun-24
Expiry date	16-Mar-31		30-Jun-29
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,688		839,385
Fair value at date of issue	$ 0.02		$ 0.099
Tranche 11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21
Vesting date		31-Jan-26	31-Mar-24
Expiry date		31-Jan-31	31-Mar-24
Exercise price		$ 0.0543	$ 0.2014		$ 0.2327
Number | shares		481,251	2,986,663		4,000
Fair value at date of issue		$ 0.046	$ 0.089		$ 0.2448
Tranche 11 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Jun-26		30-Sep-24
Expiry date	16-Jun-31		30-Sep-29
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,689		839,385
Fair value at date of issue	$ 0.02		$ 0.1
Tranche 12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21
Vesting date		30-Apr-26	30-Jun-24
Expiry date		30-Apr-31	30-Jun-24
Exercise price		$ 0.0543	$ 0.2014		$ 0.2349
Number | shares		481,251	2,986,663		200,000
Fair value at date of issue		$ 0.047	$ 0.09		$ 0.2621
Tranche 12 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Sep-26		31-Dec-24
Expiry date	16-Sep-31		31-Dec-29
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,688		839,385
Fair value at date of issue	$ 0.02		$ 0.101
Tranche 13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		8-Jul-22	2-Dec-21
Vesting date		31-Jul-26	30-Sep-24
Expiry date		31-Jul-31	30-Jun-24
Exercise price		$ 0.0543	$ 0.2014		$ 0.2866
Number | shares		481,239	2,986,663		200,000
Fair value at date of issue		$ 0.047	$ 0.091		$ 0.2504
Tranche 13 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21-Feb-23		2-Dec-21
Vesting date	16-Dec-26		31-Mar-25
Expiry date	16-Dec-31		31-Mar-30
Exercise price	$ 0.0321		$ 0.09645
Number | shares	1,691,688		839,385
Fair value at date of issue	$ 0.02		$ 0.102
Tranche 14
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			2-Dec-21
Vesting date			31-Dec-24
Expiry date			31-Dec-29
Exercise price			$ 0.2014		$ 0.3556
Number | shares			2,986,663		5,000
Fair value at date of issue			$ 0.092		$ 0.237
Tranche 14 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			2-Dec-21
Vesting date			30-Jun-25
Expiry date			30-Jun-30
Exercise price			$ 0.09645
Number | shares			839,385
Fair value at date of issue			$ 0.102
Tranche 15
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			2-Dec-21
Vesting date			31-Mar-25
Expiry date			31-Mar-30
Exercise price			$ 0.2014		$ 0.6611
Number | shares			2,986,663		4,000
Fair value at date of issue			$ 0.093		$ 0.4573
Tranche 15 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			2-Dec-21
Vesting date			30-Sep-25
Expiry date			30-Sep-30
Exercise price			$ 0.09645
Number | shares			839,385
Fair value at date of issue			$ 0.103
Tranche 16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			2-Dec-21
Vesting date			30-Jun-25
Expiry date			30-Jun-30
Exercise price			$ 0.2014		$ 0.5125
Number | shares			2,986,662		100,000
Fair value at date of issue			$ 0.094		$ 0.1798
Tranche 16 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			2-Dec-21
Vesting date			31-Dec-25
Expiry date			31-Dec-30
Exercise price			$ 0.09645
Number | shares			839,385
Fair value at date of issue			$ 0.104